SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION [Text Block]	13. SEGMENTED INFORMATION The Company’s business is considered as operating in one segment being the development of software and hardware for use in digital media kiosks.